GENERAL	12 Months Ended
Dec. 31, 2022
GENERAL
GENERAL
NOTE 1:-	GENERAL
a.

SHL Telemedicine Ltd. (“SHL” and/or “the Company”) was incorporated in Israel. The registered office is located at Ashdar Building, Yigal Alon St. in Tel Aviv. Its shares are publicly-traded on the SIX Swiss Exchange under the symbol SHLTN. In April 2023 the Company started trading its American Depositary Shares (“ADRs”) on The NASDAQ Capital Market (the “Nasdaq”), under the ticker symbol “SHLT”, see also Note 27c.

SHL and its subsidiaries (“the Group”) develop and market advanced personal telemedicine solutions. Personal telemedicine is the transmission of medical data by an individual, from a remote location to a medical call center via telecommunication networks. SHL’s personal telemedicine systems are designed to improve quality of care and life for people suffering from various health conditions ranging from the high-risk and chronically ill to ordinary users of healthcare products and services who wish to take a more active role in managing their own health. In addition, the Group provides B2B healthcare services in Israel in the field of diagnostics, preventive medicine, and medical opinions to institutional customers.

b.

On August 24, 2021, the Company signed an agreement to acquire 70% of the Mediton Group companies, a leading provider of B2B healthcare services in Israel in the field of diagnostics, preventive medicine, and medical opinions to institutional customers, including Israeli blue-chip companies, government institutions including the Israeli Social Security and Ministry of Defense, all four sick funds and to insurance companies, see also Note 5b.